Schedule of Equipment, Declining Method Annual Rates (Details)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies Schedule Of Equipment, Declining Method Annual Rates 1	20.00%
Significant Accounting Policies Schedule Of Equipment, Declining Method Annual Rates 2	30.00%
Significant Accounting Policies Schedule Of Equipment, Declining Method Annual Rates 3	30.00%
Significant Accounting Policies Schedule Of Equipment, Declining Method Annual Rates 4	20.00%